Estimated Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
30
. Estimated Fair Value of Financial Instruments
Consolidated financial statements data have been changed since fiscal 2024. The amounts of estimated fair value of financial instruments in the previous years have been retrospectively reclassified for this change. For further information, see Note 1 “Significant Accounting and Reporting Policies (aa) Reclassifications.”
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, equity method investments, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2023

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,231,860	¥1,231,860	¥1,231,860	¥0	¥0
Restricted cash	135,048	135,048	135,048	0	0
Installment loans (net of allowance for credit losses)	3,856,206	3,833,327	0	131,171	3,702,156
Equity securities*1	381,747	381,747	105,646	133,027	143,074
Trading debt securities	2,179	2,179	0	2,179	0
Available-for-sale debt securities	2,234,608	2,234,608	4,334	1,986,672	243,602
Held-to-maturity debt securities	114,759	129,678	0	108,326	21,352
Other Assets:
Time deposits	4,374	4,374	0	4,374	0
Derivative assets*2	50,346	50,346	0	0	0
Reinsurance recoverables (Investment contracts)	5,301	5,009	0	0	5,009
Liabilities:
Short-term debt	¥508,796	¥508,796	¥0	¥508,796	¥0
Deposits	2,086,340	2,087,035	0	2,087,035	0
Policy liabilities and Policy account balances (Investment contracts)	143,407	143,842	0	0	143,842
Long-term debt	5,209,723	5,164,112	0	1,667,119	3,496,993
Other Liabilities:
Derivative liabilities*2	49,314	49,314	0	0	0

*1	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2024

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:

Cash and cash equivalents	¥1,032,810	¥1,032,810	¥1,032,810	¥0	¥0
Restricted cash	152,497	152,497	152,497	0	0
Installment loans (net of allowance for credit losses)	3,918,504	3,899,688	0	163,536	3,736,152
Equity securities*1	415,607	415,607	108,964	143,786	162,857
Available-for-sale debt securities	2,665,478	2,665,478	11,491	2,334,690	319,297
Other Assets:
Time deposits	2,033	2,033	0	2,033	0
Derivative assets*2	25,490	25,490	0	0	0
Reinsurance recoverables (Investment contracts)	4,592	4,550	0	0	4,550
Liabilities:
Short-term debt	¥574,095	¥574,095	¥0	¥574,095	¥0
Deposits	2,074,828	2,073,845	0	2,073,845	0
Policy liabilities and Policy account balances (Investment contracts)	122,686	121,966	0	0	121,966
Long-term debt	5,626,376	5,594,888	0	1,769,943	3,824,945
Accounts payable (Contingent consideration)	14,136	14,136	0	0	14,136
Other Liabilities:
Derivative liabilities*2	48,190	48,190	0	0	0

*1	The amount of ¥85,280 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.